APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.   Name and Address of Issuer:

     Manning & Napier Insurance Fund, Inc.
     1100 Chase Square
     Rochester, NY  14604

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):   X


3.   Investment Company Act File Number:     811-7439

     Securities Act File Number:     33-64667


4(a).Last day of fiscal year for which this form is filed:

     December 31, 1997

4(b).Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

(c). Check  box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fees

   (i)  Aggregate sale price of securities sold
        during the fiscal year pursuant to
        section 24(f):                                           $   3,259

   (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:            $     0

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the
         Commission:                                   $     0

   (iv) Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                           -$       0

   (v) Net sales -  if Item 5(i) is greater than
       Item 5(iv)[subtract Item 5(iv) from
       Item 5(i)]:                                               $   3,259

   (vi)  Redemption credits available for use in
         future years -if Item 5(i) is less than
         Item 5(iv) [subtract Item 5(iv)from
         Item 5(i)]:                                   $(    0)

   (vii) Multiplier for determining registration
         fee (See  Instruction  C.9):                           x 0.000295

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "o" if no fee is
          due):                                                 =$    0.96

6.     Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted here:        .  If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:                 .


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                                                +$       0


8. Total of the amount of the registration fee due plus any interest due [line 5viii) plus line 7]:

                                                                -$    0.96

9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                             3/09/98

      Method of Delivery:
                             X     Wire Transfer
                                   Mail or other means
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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


(Signature and Title)   /s/ Jodi L. Hedberg
                        Jodi L.  Hedberg, Corporate Secretary

Date: 3/10/98

*Please print name and title of the signing officer below the signature.